Cash generated from operations (Tables)	12 Months Ended
Sep. 30, 2022
Cash generated from operations
Summary of cash generated from operations

	2022	2021	2020
	$'000	$'000	$'000
Profit/(loss) before tax	65,075	(271,729)	(1,137)
Adjustments for:
Depreciation	1,292	53	5
Change in trade and other receivables	(17,949)	(6,132)	(173)
Change in trade and other payables	5,586	(1,290)	(1,285)
Share option charge	22,915	166	122
Finance income	—	—	(65)
Interest payable	221	1,078	393
Change in fair value of warrants	(117,394)	98,090	—
Payment of interest portion of lease liabilities	(197)	—	—
IFRS 2 adjustment relating to reverse acquisition	—	155,460	—
Cash (used in)/generated from operations	(40,451)	(24,304)	(2,140)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	86,966	(5,265)	929
Convertible facilities received	—	(14,148)	(1,680)
Borrowings received	—	(5,042)	—
Net interest charge	—	(100)	(332)
Facilities converted	—	18,864	—
Repayment of borrowings	—	6,120	—
Movement in cash	(28,975)	86,765	(4,225)
Movement on foreign exchange	(9,025)	(228)	43
Movement in net cash/ (debt)	(38,000)	92,231	(6,194)
Closing net cash/(debt)	48,966	86,966	(5,265)
Composition of closing net cash/(debt)
Cash	48,966	86,966	195
Bank loans	—	—	(1,034)
Convertible loans	—	—	(4,426)
Net cash/(debt)	48,966	86,966	(5,265)